Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

May 31, 2020

BAN-QTLY-0720
1.802155.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Banks - 82.9%
Diversified Banks - 22.4%
Bank of America Corp.	1,070,576	$25,822,295
Citigroup, Inc.	372,900	17,865,639
Wells Fargo & Co.	788,692	20,876,677
		64,564,611
Regional Banks - 60.5%
1st Source Corp.	72,360	2,502,932
Amalgamated Bank	56,500	634,495
American National Bankshares, Inc.	112,286	2,791,430
Ameris Bancorp	96,560	2,339,649
Associated Banc-Corp.	361,400	5,063,214
Bank OZK (a)	262,500	5,903,625
BayCom Corp. (b)	86,882	1,145,105
BOK Financial Corp. (a)	83,400	4,248,396
Cadence Bancorp Class A	616,528	4,975,381
Camden National Corp.	20,232	678,581
Comerica, Inc.	140,100	5,092,635
Community Trust Bancorp, Inc.	105,176	3,453,980
ConnectOne Bancorp, Inc.	92,300	1,353,118
Cullen/Frost Bankers, Inc.	59,000	4,482,230
East West Bancorp, Inc.	214,100	7,482,795
First Citizens Bancshares, Inc.	1,600	616,000
First Hawaiian, Inc.	36,100	622,725
First Horizon National Corp.	668,000	6,245,800
First Interstate Bancsystem, Inc.	189,500	5,921,875
Great Western Bancorp, Inc. (a)	259,700	3,698,128
Heartland Financial U.S.A., Inc.	89,400	2,861,694
Hilltop Holdings, Inc.	127,800	2,388,582
Huntington Bancshares, Inc.	948,100	8,428,609
KeyCorp	528,500	6,262,725
Lakeland Financial Corp. (a)	83,900	3,581,691
M&T Bank Corp.	54,600	5,769,036
PacWest Bancorp	172,836	2,991,791
PNC Financial Services Group, Inc.	32,700	3,729,108
Preferred Bank, Los Angeles	75,695	2,843,861
Regions Financial Corp.	560,200	6,335,862
Sierra Bancorp (a)	80,900	1,524,156
Signature Bank	70,690	7,274,708
Trico Bancshares	103,387	2,933,089
Truist Financial Corp.	508,350	18,697,113
UMB Financial Corp.	121,966	6,254,416
Univest Corp. of Pennsylvania	144,700	2,378,868
WesBanco, Inc.	271,500	5,815,530
Wintrust Financial Corp.	202,500	8,577,900
Zions Bancorp NA	211,450	6,957,762
		174,858,595

TOTAL BANKS		239,423,206

Capital Markets - 3.2%
Asset Management & Custody Banks - 3.2%
Bank of New York Mellon Corp.	54,400	2,022,048
Northern Trust Corp.	26,800	2,117,468
State Street Corp.	85,100	5,187,696
		9,327,212
Consumer Finance - 6.1%
Consumer Finance - 6.1%
Capital One Financial Corp.	120,100	8,171,604
Discover Financial Services	69,600	3,306,696
OneMain Holdings, Inc.	111,600	2,603,628
SLM Corp.	461,400	3,497,412
		17,579,340
IT Services - 0.5%
Data Processing & Outsourced Services - 0.5%
Computer Services, Inc.	30,000	1,498,200
Thrifts & Mortgage Finance - 6.3%
Thrifts & Mortgage Finance - 6.3%
Essent Group Ltd.	223,929	7,400,853
MGIC Investment Corp.	412,200	3,384,162
NMI Holdings, Inc. (b)	315,102	4,841,542
Radian Group, Inc.	161,736	2,568,368
		18,194,925
TOTAL COMMON STOCKS
(Cost $342,400,550)		286,022,883

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.11% (c)	3,345,291	3,345,960
Fidelity Securities Lending Cash Central Fund 0.10% (c)(d)	9,267,594	9,268,521
TOTAL MONEY MARKET FUNDS
(Cost $12,614,481)		12,614,481
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $355,015,031)		298,637,364
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(9,651,455)
NET ASSETS - 100%		$288,985,909

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,496
Fidelity Securities Lending Cash Central Fund	2,647
Total	$4,143

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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